Acquisition, disposal and other transactions (Capital injection of Ruijin Power Generation) (Detail) - Ruijin Power Generation [member] ¥ in Millions	12 Months Ended
Dec. 31, 2019 CNY (¥)
Disclosure of detailed information about capital injection of Ruijin Power Generation [line items]
Proportion of equity interest before capital injection from a third party	100.00%
Registered capital subscribed by the third party	¥ 610
Cash consideration	648
Registered capital upon completion of the transaction	¥ 1,220
Percentage of interests held by the Group	50.00%